Lease Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Current lease liabilities	$ 7,007,711	$ 5,842,015
Non-current lease liabilities	$ 44,857,807	$ 47,565,674